Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment Reversal of Impairment CGUs Pemex Exploration and Production (Detail) - Pemex Exploration and Production - MXN ($)
$ in Thousands
	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 19,014,931	$ 19,014,931	$ (59,536,095)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		15,095,434	(2,851,694)
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		7,032,771	(6,634,837)
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		2,845,690	2,905,272
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		2,516,348	0
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		1,665,580	(742,705)
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		1,185,779	(528,440)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		546,186	(5,995,860)
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		385,159	(1,139,810)
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		108,370	(751,664)
Cuenca Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		35,600	(70,075)
Cárdenas Mora CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	3,805
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(19,216,570)
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(7,863,676)
Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(4,837,174)
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		0	(112,355)
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		(78,381)	(28,177)
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		(3,939,798)	(6,448,126)
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total		$ (8,383,807)	$ (5,224,009)